INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of federal income tax rate

	September 30, 2023	September 30, 2022
Federal income tax benefit attributable to:
Current Operations	$613,151	$343,101
Less: Valuation Allowance	(613,151)	(343,301)
Net provision for Federal income taxes	$—	$—

	December 31, 2022	December 31, 2021
Federal income tax benefit attributable to:
Current Operations	$343,275	$133,030
Less: Valuation Allowance	(343,275)	(133,030)
Net provision for Federal income taxes	$—	$—

Schedule of deferred tax asset

	September 30, 2023	December 31, 2022
Deferred tax asset attributable to:
Net operating loss carryover	$1,420,862	$510,433
Less: Valuation allowance	(1,420,862)	(510,433)
Net deferred tax asset	$—	$—

	December 31, 2022	December 31, 2021
Deferred tax asset attributable to:
Net operating loss carryover	$510,433	$167,158
Less: Valuation allowance	(510,433)	(167,158)
Net deferred tax asset	$—	$—